Loss per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Net loss	$ (158,972)	$ (11,981)	$ (68,293)	$ (53,179)
Net loss attributable to common stockholders	(1,170,698)	(11,981)
Common Class A
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Net loss	(40,862)	$ (1,389)	$ (8,120)	$ (5,989)
Adjustment to redemption value on Convertible Preferred Stock	(260,051)
Net loss attributable to common stockholders	$ (300,913)
Basic weighted average common shares outstanding	24,371,147	9,443,456	9,902,845	8,082,020
Dilutive weighted average common shares outstanding	24,371,147	9,443,456	9,902,845	8,082,020
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$ (12.35)	$ (0.15)	$ (0.82)	$ (0.74)
Class B Common Stock
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Net loss	$ (118,110)	$ (10,592)	$ (60,173)	$ (47,910)
Adjustment to redemption value on Convertible Preferred Stock	(751,675)
Net loss attributable to common stockholders	$ (869,785)
Basic weighted average common shares outstanding	70,444,444	71,970,000	73,385,753	63,684,201
Dilutive weighted average common shares outstanding	70,444,444	71,970,000	73,385,753	63,684,201
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$ (12.35)	$ (0.15)	$ (0.82)	$ (0.74)